Stockholders Deficiency - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2011	Jun. 30, 2012	Dec. 31, 2011
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of Series A preferred stock, shares		1,100,251
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2008 , shares			1,320,454
Convertible notes, principal and interest amount			$ 1,350,000
Adjustment to paid in capital, charge for stock based compensation attributable to options and warrants vested		205,260
Beneficial conversion feature of new debt		(1,200,433)	1,620,955
Advances received pre-merger (in shares)	46,000,000		10,000,000
Goodwill, Written off Related to Sale of Business Unit			10,000
Earnings Per Share, Basic			$ 0.06
Earnings Per Share, Diluted			$ 0.10
AbTech Industries, Inc.
Stockholders Equity Note [Line Items]
Series A preferred stock converted to common stock, shares		206,667
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2008 , shares		221,657
Number of convertible notes issued		2
Convertible notes issued by AbTech in 2006 and 2008, aggregate principal amount		125,000
AbTech Industries, Inc. | Promissory Notes
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2008 , shares		368,227
Number of convertible notes issued		2
Convertible notes, principal and interest amount		220,936
AbTech Industries, Inc. | Secured Debt
Stockholders Equity Note [Line Items]
Common stock issued up on conversion of convertible notes issued by AbTech in 2006 and 2008 , shares		157,544
Number of convertible notes issued		3
Convertible notes, principal and interest amount		$ 110,280